Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Net operating loss carry forwards (in Dollars)	$ 6,300	$ 21,000
Deferred tax liability (in Dollars)	$ (1)	$ 8,407
Percentage of net operating loss carryforwards	80.00%
Percentage of future net operating losses	80.00%
Statutory federal rate	21.00%	21.00%